Events (Unaudited) Subsequent to The Date of The Independent Auditor's Report (Details) - Stable Road Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2020 USD ($) shares
Events (Unaudited) Subsequent to The Date of The Independent Auditor's Report (Details) [Line Items]
Civil penalty	$ 1,000,000.0
Foundar shares (in Shares) | shares	250,000
Momentus [Member]
Events (Unaudited) Subsequent to The Date of The Independent Auditor's Report (Details) [Line Items]
Civil penalty	$ 7,000,000.0
Mr.Kabot [Member]
Events (Unaudited) Subsequent to The Date of The Independent Auditor's Report (Details) [Line Items]
Civil penalty	$ 40,000